23. Provision for legal and administrative proceedings (Details 2) - BRL (R$) R$ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Provision for legal and administrative proceedings [line items]
Tax process	R$ 886,947	R$ 840,637	R$ 849,408
Tax [member]
Provision for legal and administrative proceedings [line items]
Tax process	399,288	333,717	R$ 271,214
Tax [member] | Federal taxes [member]
Provision for legal and administrative proceedings [line items]
Tax process	182,147	155,495
Tax [member] | State taxes [member]
Provision for legal and administrative proceedings [line items]
Tax process	135,891	93,790
Tax [member] | Municipal taxes [member]
Provision for legal and administrative proceedings [line items]
Tax process	5,633	8,227
Tax [member] | Tim S.A. Proceedings (purchase price allocation) [member]
Provision for legal and administrative proceedings [line items]
Tax process	R$ 75,617	R$ 76,205